Income Taxes - Summary of Reconciliation of Income Tax Expense (Recovery) for Continuing and Discontinued Operations Recognized in Consolidated Statement of Operations (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Net loss before tax from continuing operations	$ (44,945)	$ (49,230)	$ (150,897)
Net income before tax from discontinued operations	$ 57,277	$ (69,728)	$ (56,052)
Combined Canadian statutory income tax rate	26.50%	26.50%	26.60%
Income tax expense (recovery) at combined income tax rate	$ 3,268	$ (31,524)	$ (55,048)
Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	1,658	33,238	31,962
Effect of tax rate differences in foreign subsidiaries	9,756	1,101	4,989
Non-deductible or taxable items	(6,149)	(157)	(696)
Change in tax rate	(5,354)	(1,455)	1,609
Non-deductible loss (taxable gain) on debt renegotiation			24,572
Research and development tax credit	(3,012)	(494)	(740)
Non-taxable gain on disposition of subsidiary (note 6)		(896)	(6,903)
Other	(48)	(14)	59
Total income tax expense (recovery)	$ 119	$ (201)	$ (196)